Goodwill - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance			$ 29,299
Goodwill, ending balance	41,914	35,746	29,299
Health Care Compliance Strategies, Inc. [Member]
Goodwill [Line Items]
Goodwill acquired	6,168
Goodwill, ending balance	6,200
Sy. Med Development, Inc. [Member]
Goodwill [Line Items]
Goodwill acquired		133
Goodwill, ending balance	5,400
Baptist Leadership Group [Member]
Goodwill [Line Items]
Goodwill acquired		6,314
Goodwill, ending balance	6,300
Workforce [Member]
Goodwill [Line Items]
Goodwill, beginning balance			6,168
Goodwill, ending balance	12,336	6,168	6,168
Workforce [Member] | Health Care Compliance Strategies, Inc. [Member]
Goodwill [Line Items]
Goodwill acquired	6,168
Patient Experience [Member]
Goodwill [Line Items]
Goodwill, beginning balance			17,840
Goodwill, ending balance	24,154	24,154	17,840
Patient Experience [Member] | Baptist Leadership Group [Member]
Goodwill [Line Items]
Goodwill acquired		6,314
Provider [Member]
Goodwill [Line Items]
Goodwill, beginning balance			5,291
Goodwill, ending balance	5,424	5,424	5,291
Provider [Member] | Sy. Med Development, Inc. [Member]
Goodwill [Line Items]
Goodwill acquired		$ 133